Commitments (Tables)	12 Months Ended
Nov. 30, 2014
Commitments and Contingencies Disclosure [Abstract]
Operating Leases, Port Facilities and Other Commitments
At November 30, 2014, minimum amounts payable for our operating leases, with initial or remaining terms in excess of one year, and for the annual usage of port facilities and other contractual commitments with remaining terms in excess of one year, were as follows (in millions):

	Fiscal
	2015	2016	2017	2018	2019	Thereafter	Total
Operating leases	$56	$45	$30	$25	$24	$147	$327
Port facilities and other	231	188	141	110	70	600	1,340
	$287	$233	$171	$135	$94	$747	$1,667